Consolidated Statements of Shareholders' Equity (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at May. 31, 2004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	$ 104,826	$ 20,277,171	$ 0	$ 0	$ 0	$ 20,381,997
Capital issued for financing (in shares)	104,825,287
Capital issued for services	4,157	9,477,295	0	0	0	9,481,452
Capital issued for services (in shares)	4,157,500
Capital issued for mineral properties	1,179	2,682,617	0	0	0	2,683,796
Capital issued for mineral properties (in shares)	1,178,519
Capital issued on settlement of notes payable	39	105,541	0	0	0	105,580
Capital issued on settlement of notes payable (in shares)	39,691
Returned to treasury	(61,660)	61,660	0	0	0	0
Returned to treasury (in shares)	(61,660,000)
Fair Value of warrants	0	0	0	8,460,682	0	8,460,682
Stock based compensation	0	0	0	5,080,263	0	5,080,263
Foreign currency translation	0	0	0	0	(19,977)	(19,977)
Net Income (loss)	0	0	(35,956,085)	0	0	(35,956,085)
Balance at Jun. 30, 2008	48,541	32,604,284	(35,956,085)	13,540,945	(19,977)	10,217,708
Balance (in shares) at Jun. 30, 2008	48,540,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	16,707	5,828,684	0	0	0	5,845,391
Capital issued for financing (in shares)	16,707,791
Capital issued for services	1,185	683,437	0	0	0	684,622
Capital issued for services (in shares)	1,184,804
Capital issued from stock options and warrants exercised	385	249,623	0	(237,008)	0	13,000
Capital issued from stock options and warrants exercised (in shares)	384,627
Capital issued for mineral properties	16,200	13,140,250	0	0	0	13,156,450
Capital issued for mineral properties (in shares)	16,200,000
Stock based compensation	0	0	0	3,612,864	0	3,612,864
Transition Adjustment (Note 2)	0	0	0	1,052,709	0	1,052,709
Foreign currency translation	0	0	0	0	(267,215)	(267,215)
Net Income (loss)	0	0	(7,241,179)	0	0	(7,241,179)
Balance at Jun. 30, 2009	83,018	52,506,278	(43,197,264)	17,969,510	(287,192)	27,074,350
Balance (in shares) at Jun. 30, 2009	83,018,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	18,400	21,371,043	0	0	0	21,389,443
Capital issued for financing (in shares)	18,400,000
Capital issued from stock options and warrants exercised	8,351	16,361,552	0	(3,841,264)	0	12,528,639
Capital issued from stock options and warrants exercised (in shares)	8,351,360
Capital issued for mineral properties	300	374,700	0	0	0	375,000
Capital issued for mineral properties (in shares)	300,000
Stock based compensation	0	0	0	309,840	0	309,840
Transition Adjustment (Note 2)	0	0	(12,637,875)	(3,612,864)	0	(16,250,739)
Foreign currency translation	0	0	0	0	(156,483)	(156,483)
Net Income (loss)	0	0	(5,351,958)	0	0	(5,351,958)
Balance at Jun. 30, 2010	110,069	90,613,573	(61,187,098)	10,825,222	(443,675)	39,918,091
Balance (in shares) at Jun. 30, 2010	110,069,579
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	19	23,970	0	0	0	23,989
Capital issued for financing (in shares)	19,395
Capital issued from stock options and warrants exercised	4,154	10,219,361	0	(1,053,645)	0	9,169,870
Capital issued from stock options and warrants exercised (in shares)	4,153,085
Capital issued for acquisition	22,007	28,807,756	0	314,790	0	29,144,553
Capital issued for acquisition (in shares)	22,007,453
Stock based compensation	0	0	0	1,200,875	0	1,200,875
Foreign currency translation	0	0	0	0	492,405	492,405
Unrealized loss on available for sale securities	0	0	0	0	(30,945)	(30,945)
Net Income (loss)	0	0	(28,450,535)	0	0	(28,450,535)
Balance at Jun. 30, 2011	136,249	129,664,660	(89,637,633)	11,287,242	17,785	51,468,303
Balance (in shares) at Jun. 30, 2011	136,249,512
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued from stock options and warrants exercised	138	215,260	0	(83,897)	0	131,501
Capital issued from stock options and warrants exercised (in shares)	137,500
Capital issued for acquisition	400	963,600	0	0	0	964,000
Capital issued for acquisition (in shares)	400,000
Stock based compensation	0	0	0	45,690	0	45,690
Foreign currency translation	0	0	0	0	(61,126)	(61,126)
Unrealized loss on available for sale securities	0	0	0	0	(96,372)	(96,372)
Net Income (loss)	0	0	869,894	0	0	869,894
Balance at Sep. 30, 2011	136,787	130,843,520	(88,767,739)	11,249,035	(139,713)	53,321,890
Balance (in shares) at Sep. 30, 2011	136,787,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued from stock options and warrants exercised	100	265,569	0	(200,669)	0	65,000
Capital issued from stock options and warrants exercised (in shares)	100,000
Stock based compensation	0	0	0	341,065	0	341,065
Unrealized loss on available for sale securities	0	0	0	0	(42,679)	(42,679)
Net Income (loss)	0	0	(2,152,813)	0	0	(2,152,813)
Balance at Dec. 31, 2011	136,887	131,109,089	(90,920,552)	11,389,431	(182,392)	51,532,463
Balance (in shares) at Dec. 31, 2011	136,887,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	10,418	20,338,300	0	0	0	20,348,718
Capital issued for financing (in shares)	10,417,776
Capital issued from stock options and warrants exercised	58	85,109	0	(33,117)	0	52,050
Capital issued from stock options and warrants exercised (in shares)	57,500
Stock based compensation	0	0	0	1,125,068	0	1,125,068
Foreign currency translation					(59,217)	(59,217)
Unrealized loss on available for sale securities	0	0	0	0	169,996	169,996
Net Income (loss)	0	0	(5,326,448)	0	0	(5,326,448)
Balance at Mar. 31, 2012	$ 147,363	$ 151,532,498	$ (96,247,000)	$ 12,481,382	$ (71,613)	$ 67,842,630
Balance (in shares) at Mar. 31, 2012	147,362,288